DISCONTINUED OPERATIONS - Results of operations of discontinued operations (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Revenues	$ 43,313	$ 62,745	$ 138,528	$ 209,550	$ 266,615	$ 416,062
Operating expenses:
Operating expenses	6,267	6,267	21,745	21,055	27,055	23,895
Income from discontinued operations	37,046	56,478	116,782	188,495	239,560	392,167
Commission and other revenue from carriers
Revenues:
Revenues	3,633	5,861	12,320	23,099	28,068	64,823
Transition policy commission pursuant to the Agreement
Revenues:
Revenues	39,680	56,884	126,208	186,451	238,547	351,239
Other general and administrative
Operating expenses:
Operating expenses	$ 6,267	$ 6,267	$ 21,745	$ 21,055	$ 27,055	$ 23,895